LEASES - Summary of Undiscounted Cash Flows For The Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
2024	$ 94,924
2025	87,818
2026	83,565
2027	66,726
2028	30,365
Thereafter	57,766
Total future minimum lease payments	421,164
Less: imputed interest	(68,223)
Present value of future minimum lease payments	352,941
Less: current portion of operating and finance lease liabilities	(73,899)	$ (63,900)
Long-term operating and finance lease liabilities	279,042	$ 319,344
2024	27,554
2025	24,551
2026	24,644
2027	20,600
2028	19,536
Thereafter	498,572
Total future minimum lease payments	615,457
Less: imputed interest	$ (362,034)
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Liabilities
Present value of future minimum lease payments	$ 253,423
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Liabilities, Current
Less: current portion of operating and finance lease liabilities	$ (8,135)
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Liabilities
Long-term operating and finance lease liabilities	$ 245,288